Other income and expenses, net	12 Months Ended
Dec. 31, 2020
Other income and expenses, net
Other income and expenses, net

9      Other income and expenses, net

	2020	2019	2018
Tax credits	5,473	4,721	37,582
Remeasurement of environmental obligations	3,112	2,477	12,078
Derivative financial instruments - note 17 (b)	948	(833)	17,528
(Loss) gain on sale of property, plant and equipment and intangible assets	(2,268)	(857)	(9,884)
Gain on sale of investments	—	—	348
Contribution to communities	(4,658)	(5,205)	(13,445)
(Provision) reversal of legal claims	(10,912)	(4,424)	(3,671)
Other operating income (expenses), net	(10,859)	(14,085)	(12,961)
	(19,164)	(18,206)	27,575